Bonds and Loans - Schedule of Composition of Bonds (Details) € in Millions, ¥ in Millions, $ in Millions	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 4,092,879			¥ 3,658,314
Hybrid subordinated bonds
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	500,000		$ 500,000		$ 500,000
Bonds	¥ 499,614			498,876
Spread on variable interest rate	1.72%	1.72%	1.72%
Hybrid subordinated bonds | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.75%	1.75%	1.75%
Hybrid subordinated bonds | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.75%	2.75%	2.75%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €		€ 3,000
Bonds	¥ 487,381			433,611
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.25%	2.25%	2.25%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 1,750		2,250
Bonds	¥ 263,701			298,842
Interest rate (%)	5.00%	5.00%	5.00%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 3,000		4,000
Bonds	¥ 439,725			515,298
Interest rate (%)	3.20%	3.20%	3.20%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 1,301
Bonds	¥ 198,116			174,239
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.00%	4.00%	4.00%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.25%	5.25%	5.25%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 7,000
Bonds	¥ 1,053,742			928,210
2020 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.05%	2.05%	2.05%
2020 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.375%	3.375%	3.375%
2020 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €		€ 3,600
Bonds	¥ 584,105			519,808
2020 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.75%	0.75%	0.75%
2020 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.00%	2.00%	2.00%
JPY Unsecured Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 250,000
Bonds	¥ 249,495			249,429
Interest rate (%)	0.40%	0.40%	0.40%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 317,000		$ 317,000		$ 40,000
Bonds	¥ 317,000			¥ 40,000
Interest rate (%)	0.00%	0.00%	0.00%